PRINCETON ADAPTIVE PREMIUM FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2026

Principal Amount ($)				Yield Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 85.2%
	U.S. TREASURY BILLS — 85.2%
220,000	United States Treasury Bill(a) (d)			2.9210	08/04/26	$ 219,978
160,000	United States Treasury Bill(a) (d)			3.3490	08/11/26	159,872
130,000	United States Treasury Bill(a) (d)			3.4830	08/18/26	129,805
130,000	United States Treasury Bill(a) (d)			3.5320	08/25/26	129,714
170,000	United States Treasury Bill(a) (d)			3.5730	09/01/26	169,504
110,000	United States Treasury Bill(a) (d)			3.6120	09/15/26	109,523
100,000	United States Treasury Bill(a) (d)			3.6720	09/29/26	99,416
125,000	United States Treasury Bill(a) (d)			3.6580	10/06/26	124,187
140,000	United States Treasury Bill(a) (d)			3.6770	10/13/26	138,991
150,000	United States Treasury Bill(a) (d)			3.7070	10/20/26	148,806
90,000	United States Treasury Bill(a) (d)			3.6300	10/27/26	89,219
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $1,518,683)					1,519,015

Shares						Fair Value
	SHORT-TERM INVESTMENT — 3.4%
	MONEY MARKET FUND - 3.4%
61,410	Dreyfus Government Cash Management, Institutional Class, 3.56% (Cost $61,410)(b)					61,410

Contracts(c)
	INDEX OPTIONS PURCHASED – 0.1%	Broker/Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	PUT OPTIONS PURCHASED - 0.1%
9	S&P 500 Index	FCS	08/07/2026	$ 6,830	$ 6,740,748	$ 513
18	S&P 500 Index	FCS	08/07/2026	6,840	13,481,496	990
9	S&P 500 Index	FCS	08/07/2026	6,850	6,740,748	540
	TOTAL PUT OPTIONS PURCHASED (Cost - $2,134)					2,043

	TOTAL INDEX OPTIONS PURCHASED (Cost - $2,134)					2,043

	TOTAL INVESTMENTS - 88.7% (Cost $1,582,227)					$ 1,582,468
	PUT OPTIONS WRITTEN – (0.2)% (Proceeds received - $2,796)					(2,763)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 11.5%					204,483
	NET ASSETS - 100.0%					$ 1,784,188

PRINCETON ADAPTIVE PREMIUM FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

Contracts(c)
	WRITTEN INDEX OPTIONS – (0.2)%	Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	PUT OPTIONS WRITTEN – (0.2)%
9	S&P 500 Index	FCS	08/07/2026	$ 6,930	$ 6,740,748	$ 693
18	S&P 500 Index	FCS	08/07/2026	6,940	13,481,496	1,350
9	S&P 500 Index	FCS	08/07/2026	6,950	6,740,748	720
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $2,796)					2,763

	TOTAL INDEX OPTIONS WRITTEN (Proceeds - $2,796)					$ 2,763

FCS	- StoneX Financial Inc.
(a)	Zero coupon bond.
(b)	Rate disclosed is the seven day effective yield as of July 31, 2026.
(c)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.
(d)	All or a portion of these investments are segregated as collateral for option contracts. The amount of pledged securities collateral amounted to $1,580,427.